Item 1. Schedule of Investments


 T. Rowe Price Health Sciences Fund
 (Unaudited)                                           September 30, 2004
 PORTFOLIO OF INVESTMENTS (1)                          Shares/$ Par  Value
 (Cost and value in $ 000s)

 COMMON STOCKS  99.1%
 BIOTECHNOLOGY  45.8%
 Other Biotechnology  8.8%
 Alexion Pharmaceutical *^                             325,000       5,850

 Amylin Pharmaceuticals *^                             265,000       5,438

 BioCryst Pharmaceuticals *                            534,600       2,726

 Cubist Pharmaceuticals *                              975,000       9,633

 Cytogen *                                             250,000       2,635

 deCODE GENETICS *                                     525,000       3,953

 Discovery Laboratories *                              200,000       1,340

 Diversa *                                             290,000       2,422

 Dyax *                                                50,000        382

 Encysive Pharmaceuticals *                            560,000       5,057

 Exelixis *                                            750,000       6,045

 Idenix Pharmaceuticals *                              400,000       6,400

 Insmed, Warrants, 5/31/05 *++*                         250,048      0

 Inspire Pharmaceuticals *                             250,000       3,932

 Keryx Biopharmaceuticals *                            250,000       2,798

 Ligand Pharmaceuticals, Class B *                     125,000       1,253

 Myogen *                                              100,000       810

 Myogen *++*                                            100,000      729

 Myogen, Warrants, 9/29/09 *++*                         20,000       0

 Myriad Genetics *                                     350,000       5,985

 Nektar Therapeutics *^                                230,000       3,330

 NeoRx*                                                175,000       299

 NeoRx, Warrants *++*                                   18,000       0

 ONYX Pharmaceuticals *^                               475,000       20,430

 Pharmion *                                            45,000        2,326

 Rigel Pharmaceuticals *                               350,000       8,855

 Vicuron Pharmaceuticals *                             26,500        389

 Vion Pharmaceuticals *                                1,000,000     4,210

 ViroLogic *                                           125,000       251

 ViroPharma *                                          200,000       386

 XOMA *                                                450,000       1,044

                                                                     108,908

 Major- Biotechnology  37.0%
 Abgenix *                                             725,000       7,148

 Alkermes *^                                           1,225,000     14,136

 Amgen *^                                              750,000       42,510

 Atherogenics *                                        150,000       4,943

 Biogen Idec *^                                        480,000       29,362

 Celgene *^                                            250,000       14,557

 Cephalon *^                                           825,000       39,517

 CV Therapeutics *^                                    200,000       2,500

 Eyetech Pharmaceuticals *^                            340,000       11,557

 Genentech *^                                          435,000       22,803

 Gilead Sciences *^                                    2,320,000     86,722

 Human Genome Sciences *                               475,000       5,182

 Imclone Systems *^                                    855,000       45,187

 Kosan Biosciences *                                   75,000        432

 Martek Biosciences *^                                 75,000        3,648

 Medicines Company *^                                  931,500       22,486

 MedImmune *                                           450,000       10,665

 Millennium Pharmaceuticals *                          250,000       3,428

 Nabi *^                                               300,000       4,014

 Neurocrine Biosciences *^                             455,000       21,458

 NPS Pharmaceuticals *                                 465,000       10,128

 OSI Pharmaceuticals *^                                205,000       12,599

 Protein Design Labs *^                                530,000       10,377

 Seattle Genetics *                                    400,000       2,628

 Seattle Genetics, Warrants, 12/31/11 *++*              50,000       0

 Sepracor *^                                           270,000       13,171

 Transkaryotic Therapies *                             75,000        1,330

 Trimeris *                                            600,000       9,030

 United Therapeutics *                                 100,000       3,493

 Vertex Pharmaceuticals *                              525,000       5,512

                                                                     460,523

 Total Biotechnology                                                 569,431

 LIFE SCIENCES  4.8%
 Life Sciences  4.8%
 Fisher Scientific *                                   325,000       18,957

 Gen-Probe *^                                          240,000       9,569

 Invitrogen *^                                         250,000       13,747

 OraSure Technologies *                                225,000       1,418

 Serologicals *^                                       65,000        1,516

 Symyx Technologies *                                  450,000       10,598

 Waters Corporation *^                                 100,000       4,410

 Total Life Sciences                                                 60,215

 PHARMACEUTICALS  19.3%
 International Pharmaceuticals  0.7%
 Schwarz Pharma AG (EUR)                               67,793        2,546

 Solvay (EUR)                                          35,000        3,238

 UCB (EUR)                                             50,000        2,662

                                                                     8,446

 Major- Pharmaceutical  18.6%
 Able Laboratories *                                   425,000       8,143

 Alcon                                                 65,000        5,213

 Allergan ^                                            70,000        5,079

 Andrx *^                                              425,000       9,503

 AstraZeneca ADR                                       25,000        1,028

 Barr Pharmaceuticals *                                35,000        1,450

 Biocon, 144A (INR)                                    82,800        985

 Elan Corp. ADR *^                                     1,050,000     24,570

 Eli Lilly                                             250,000       15,012

 Forest Laboratories *^                                325,000       14,618

 Indevus Pharmaceuticals *^                            300,000       2,127

 IVAX *                                                525,000       10,054

 Johnson & Johnson                                     225,000       12,674

 King Pharmaceuticals *^                               31,600        377

 Medicis Pharmaceutical, Class A                       25,000        976

 MGI Pharma *^                                         750,000       20,017

 Novartis ADR                                          25,000        1,167

 Novo Nordisk, Series B (DKK)                          25,000        1,368

 Penwest Pharmaceuticals *                             110,000       1,242

 Pfizer ^                                              850,000       26,010

 Salix Pharmaceuticals *                               25,000        538

 Sanofi-Aventis (EUR)                                  100,000       7,252

 Schering-Plough                                       310,000       5,909

 Shire Pharmaceuticals ADR                             110,000       3,152

 Taro Pharmaceuticals, Class A *^                      72,100        1,686

 Teva Pharmaceutical ADR ^                             250,000       6,488

 Valeant Pharmaceuticals                               415,000       10,010

 Wyeth ^                                               700,000       26,180

 Yamanouchi Pharmaceutical (JPY)                       280,000       9,046

                                                                     231,874

 Total Pharmaceuticals                                               240,320

 PRODUCTS & DEVICES  11.0%
 Implants  10.3%
 Angiotech Pharmaceuticals *                           350,000       7,094

 Aspect Medical Systems *                              413,900       7,487

 Biomet ^                                              150,000       7,032

 BioSphere Medical *                                   550,000       1,804

 Boston Scientific *^                                  375,000       14,899

 C R Bard                                              125,000       7,079

 CryoLife *                                            475,000       3,448

 DJ Orthopedics *                                      50,000        883

 Edwards Lifesciences *                                150,000       5,025

 Endologix *                                           375,000       2,542

 EPIX Pharmaceuticals *                                120,000       2,317

 Fischer Imaging *+                                    590,000       1,534

 Guidant ^                                             225,000       14,859

 Kinetic Concepts *                                    245,000       12,875

 Medtronic ^                                           150,000       7,785

 Regeneration Technologies *                           375,000       3,007

 St. Jude Medical *^                                   100,000       7,527

 STAAR *                                               275,000       908

 Stryker ^                                             200,000       9,616

 Wilson Greatbatch Technologies *                      175,000       3,131

 Zimmer Holdings *^                                    90,000        7,114

                                                                     127,966

 Other Products & Devices  0.7%
 Cooper Companies                                      18,700        1,282

 Dade Behring Holdings *^                              125,000       6,965

                                                                     8,247

 Total Products & Devices                                            136,213

 SERVICES  18.2%
 Distribution  3.7%
 AmerisourceBergen ^                                   160,000       8,594

 Cardinal Health ^                                     100,000       4,377

 Caremark RX *^                                        350,000       11,224

 NeighborCare *                                        200,000       5,070

 Omnicare ^                                            425,000       12,053

 Patterson Companies *                                 55,000        4,211

                                                                     45,529

 Other Services  0.3%
 LabOne *                                              150,000       4,385

                                                                     4,385

 Payors  11.2%
 Anthem *^                                             750,000       65,437

 UnitedHealth Group ^                                  1,000,000     73,740

                                                                     139,177

 Providers  3.0%
 Community Health System *^                            300,000       8,004

 HCA                                                   250,000       9,537

 Manor Care                                            110,000       3,296

 Sunrise Senior Living *                               190,000       6,673

 Triad Hospitals *                                     50,000        1,722

 Universal Health Services                             25,000        1,087

 Vencor, REIT                                          275,000       7,128

                                                                     37,447

 Total Services                                                      226,538

 Total Common Stocks (Cost  $1,024,175)                              1,232,717

 CONVERTIBLE PREFERRED STOCKS  0.3%
 Control Delivery Systems, 8.00%, Series A *++*         37,216       1,000

 Corus Pharma, Private Placement *++*                   1,724,138    1,944

 NeoRx, Series B *++*                                   45           154

 Total Convertible Preferred Stocks (Cost  $4,450)                   3,098

 PREFERRED STOCKS  0.2%
 Theravance, Series D1 *++*                             264,454      2,380

 Total Preferred Stocks (Cost  $2,380)                               2,380

 CORPORATE BONDS  0.8%
 Morgan Stanley, 144A, 6.00%, 6/1/05                   250,000       10,030

 Total Corporate Bonds (Cost  $10,728)                               10,030

 OPTIONS PURCHASED  0.0%
 Atherogenics
 Call, 10/16/04 @ $22.50 *                             24,500        252

 Put, 10/16/04 @ $10.00 *                              25,000        1

 Eli Lilly, Put, 10/16/04 @ $60.00 *                   50,000        100

 Total Options Purchased (Cost  $125)                                353

 OPTIONS WRITTEN  (1.9%)
 Accredo Health, Put, 1/21/06 @ $30.00 *               (35,000)      (263)

 Alexion Pharmaceutical, Put,  2/19/05 @ $20.00 *      (30,000)      (105)

 Alkermes, Put, 2/19/05 @ $15.00 *                     (35,000)      (138)

 Allergan
 Call, 1/22/05 @ $80.00 *                              (50,000)      (58)

 Put
  1/22/05 @ $70.00 *                                   (35,000)      (87)

 1/22/05 @ $80.00 *                                    (10,000)      (84)

 AmerisourceBergen, Call, 1/22/05 @ $60.00 *           (75,000)      (66)

 Amgen
 Call
 1/22/05 @ $60.00 *                                    (100,000)     (170)

 1/22/05 @ $65.00 *                                    (150,000)     (79)

 11/20/04 @ $60.00 *                                   (100,000)     (80)

 4/16/05 @ $60.00 *                                    (100,000)     (272)

 Amylin Pharmaceuticals
 Call, 1/22/05 @ $22.50 *                              (25,000)      (36)

 Put, 1/22/05 @ $22.50 *                               (50,000)      (165)

 Andrx, Put, 1/22/05 @ $30.00 *                        (90,000)      (706)

 Anthem
 Call
 1/22/05 @ $90.00 *                                    (25,000)      (85)

 10/16/04 @ $85.00 *                                   (50,000)      (155)

 12/18/04 @ $90.00 *                                   (75,000)      (184)

 3/19/05 @ $95.00 *                                    (25,000)      (67)

 Put, 1/22/05 @ $90.00 *                               (52,500)      (292)

 Baxter International, Put, 1/21/06 @ $35.00 *         (50,000)      (253)

 Biogen Idec, Call, 1/22/05 @ $70.00 *                 (75,000)      (144)

 Biomet, Put, 1/22/05 @ $50.00 *                       (20,000)      (91)

 Boston Scientific
 Call, 1/22/05 @ $40.00 *                              (150,000)     (431)

 Put, 1/22/05 @ $45.00 *                               (80,000)      (488)

 Cardinal Health
 Call, 3/19/05 @ $50.00 *                              (85,000)      (125)

 Put, 1/22/05 @ $50.00 *                               (40,000)      (280)

 Caremark RX, Put, 1/22/05 @ $40.00 *                  (15,700)      (125)

 Celgene
 Put
 1/21/06 @ $60.00 *                                    (25,000)      (261)

 1/22/05 @ $45.00 *                                    (50,000)      (62)

 1/22/05 @ $50.00 *                                    (35,000)      (77)

 Cephalon
 Call, 1/22/05 @ $50.00 *                              (150,000)     (356)

 Put
 1/22/05 @ $50.00 *                                    (20,000)      (84)

 1/22/05 @ $55.00 *                                    (25,000)      (194)

 11/20/04 @ $50.00 *                                   (25,000)      (86)

 Chiron, Put, 1/22/05 @ $50.00 *                       (25,000)      (160)

 Community Health System, Call, 12/18/04 @ $30.00 *    (24,100)      (11)

 CV Therapeutics, Put, 1/21/06 @ $15.00 *              (50,000)      (233)

 Dade Behring Holdings, Put, 2/19/05 @ $60.00 *        (35,000)      (226)

 Elan Corp.
 Call, 1/22/05 @ $30.00 *                              (100,000)     (128)

 Put
 1/21/06 @ $25.00 *                                    (70,000)      (465)

 1/22/05 @ $25.00 *                                    (80,000)      (348)

 1/21/06 @ $30.00 *                                    (50,000)      (488)

 Eyetech Pharmaceuticals
 Call, 12/18/04 @ $30.00 *                             (10,000)      (63)

 Put
 12/18/04 @ $40.00 *                                   (125,000)     (956)

 3/19/05 @ $40.00 *                                    (55,000)      (506)

 Forest Laboritories
 Call, 2/19/05 @ $50.00 *                              (75,000)      (129)

 Put
 1/21/06 @ $55.00 *                                    (30,000)      (360)

 1/22/05 @ $55.00 *                                    (50,000)      (517)

 Gen-Probe
 Call
 2/19/05 @ $45.00 *                                    (50,000)      (131)

 2/19/05 @ $50.00 *                                    (75,000)      (96)

 Genentech
 Call
 1/22/05 @ $60.00 *                                    (150,000)     (217)

 12/18/04 @ $57.50 *                                   (75,000)      (111)

 Put, 1/22/05 @ $62.50 *                               (70,000)      (753)

 Gilead Sciences
 Call, 11/20/04 @ $35.00 *                             (150,000)     (525)

 Put
 10/16/04 @ $37.50 *                                   (50,000)      (50)

 11/20/04 @ $35.00 *                                   (80,000)      (90)

 11/20/04 @ $37.50 *                                   (30,000)      (61)

 Guidant
 Call, 1/21/06 @ $70.00 *                              (75,000)      (180)

 Put
 1/22/05 @ $55.00 *                                    (50,000)      (45)

 1/22/05 @ $60.00 *                                    (60,000)      (113)

 ImClone Systems
 Call
 10/16/04 @ $55.00 *                                   (50,000)      (41)

 11/20/04 @ $55.00 *                                   (75,000)      (232)

 11/20/04 @ $60.00 *                                   (25,000)      (35)

 11/20/04 @ $65.00 *                                   (150,000)     (83)

 1/22/05 @ $60.00 *                                    (50,000)      (151)

 1/22/05 @ $65.00 *                                    (50,000)      (86)

 1/22/05 @ $70.00 *                                    (200,000)     (195)

 2/19/05 @ $60.00 *                                    (75,000)      (270)

 2/19/05 @ $65.00 *                                    (100,000)     (227)

 2/19/05 @ $70.00 *                                    (25,000)      (34)

 Indevus Pharmaceuticals, Put,  12/08/04 @ $7.50 *     (40,000)      (46)

 Invitrogen, Put, 1/22/05 @ $50.00 *                   (40,000)      (95)

 King Pharmaceuticals, Put, 1/22/05 @ $25.00 *         (13,400)      (175)

 Martek Biosciences
 Call, 12/18/04 @ $60.00 *                             (50,000)      (40)

 Put, 12/18/04 @ $60.00 *                              (30,000)      (356)

 Medicines Company, Put, 4/16/05 @ $30.00 *            (45,000)      (333)

 Medtronic
 Call, 1/22/05 @ $50.00 *                              (50,000)      (175)

 Put, 1/22/05 @ $50.00 *                               (15,000)      (21)

 Merck, Put, 4/16/04 @ $30.00 *                        (50,000)      (113)

 MGI Pharma
 Call
 1/22/05 @ $30.00 *                                    (75,000)      (108)

 1/22/05 @ $32.50 *                                    (150,000)     (124)

 Put, 1/22/05 @ $32.50 *                               (122,900)     (793)

 Nabi Biopharmaceuticals, Call, 12/18/04 @ $15.00 *    (50,000)      (43)

 Nektar Therapeutics, Put, 11/20/04 @ $25.00 *         (35,000)      (369)

 Neurocrine Biosciences
 Call
 11/20/04 @ $55.00 *                                   (25,000)      (10)

 2/19/05 @ $65.00 *                                    (50,000)      (19)

 Put
 11/20/04 @ $60.00 *                                   (35,000)      (455)

 2/19/05 @ $60.00 *                                    (40,000)      (538)

 Omnicare
 Call
 12/18/04 @ $25.00 *                                   (100,000)     (400)

 3/19/05 @ $25.00 *                                    (50,000)      (245)

 ONYX Pharmaceuticals
 Call, 1/22/05 @ $60.00 *                              (50,000)      (41)

 Put, 1/22/05 @ $35.00 *                               (55,000)      (101)

 OSI Pharmaceuticals
 Call
 1/22/05 @ $90.00 *                                    (50,000)      (26)

 11/20/04 @ $80.00 *                                   (50,000)      (15)

 Put, 1/22/05 @ $80.00 *                               (95,000)      (1,872)

 Pfizer, Call, 1/21/06 @ $32.50 *                      (50,000)      (119)

 Protein Design Labs, Call, 2/19/05 @ $22.50 *         (75,000)      (98)

 Sepracor
 Put
 1/21/06 @ $55.00 *                                    (45,000)      (542)

 1/22/05 @ $50.00 *                                    (60,000)      (276)

 1/22/05 @ $55.00 *                                    (85,000)      (663)

 Serologicals, Put, 4/16/05 @ $22.50 *                 (8,800)       (18)

 St. Jude Medical, Put, 1/22/05 @ $75.00 *             (30,000)      (119)

 Stryker
 Call, 1/22/05 @ $50.00 *                              (50,000)      (90)

 Put
 1/22/05 @ $50.00 *                                    (30,000)      (106)

 3/19/05 @ $50.00 *                                    (25,000)      (99)

 Taro Pharmaceuticals, Call, 1/22/05 @ $40.00 *        (24,400)      (5)

 Teva Pharmaceutical, Put, 12/18/04 @ $35.00 *         (20,000)      (181)

 UnitedHealth Group
 Call
 1/22/05 @ $70.00 *                                    (25,000)      (153)

 12/18/04 @ $75.00 *                                   (25,000)      (59)

 Put, 1/22/05 @ $65.00 *                               (25,000)      (25)

 Waters Corporation, Put, 11/20/04 @ $40.00 *          (14,500)      (8)

 Wyeth, Put, 1/22/05 @ $40.00 *                        (25,000)      (89)

 Zimmer Holdings, Put, 3/19/05 @ $75.00 *              (25,000)      (101)

 Total Options Written (Cost  $(27,317))                             (23,729)

 SHORT-TERM INVESTMENTS  1.5%
 Money Market Fund  1.5%
 T. Rowe Price Reserve Investment Fund, 1.68% #        18,166,173    18,166

 Total Short-Term Investments (Cost  $18,166)                        18,166

 Total Investments in Securities
 100.0% of Net Assets (Cost $1,032,707)                       $      1,243,015


 (1)  Denominated in U.S. dollars unless otherwise noted
  *   Non-income producing
  ^ All or a portion of this security is pledged to cover written call options at September 30, 2004.
 * Valued by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.
 144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $11,015 and represents 0.9% of net assets
 ADR  American Depository Receipts
 DKK  Danish krone
 EUR  Euro
 INR  Indian rupee
 JPY  Japanese yen
 REIT Real Estate Investment Trust


 +Affiliated Companies
 ($000s)
 The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities.

                      Purchase   Sales  Realized   Investment      Value
 Affiliate            Cost       Cost   Gain/(Loss)  Income  09/30/04  12/31/03
 Fischer Imaging       -          -       -           -       **        2,626
 Endologix             1,911      -       -           -       **         -
 Totals                                   -           -       -         2,626

 ** The issuer was not considered an affiliated company at September 31, 2004


 ++Restricted Securities
 ($000s)
 The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities (excluding 144A issues) at period end amounts to $6,207 and represents 0.5% of net assets.
                                              Acquisition  Acquisition
 Description                                  Date         Cost
 Control Delivery Systems,
  Conv. Pfd., Series A                        8/10/00      20,000
 Corus Pharma, Private Placement              4/21/04      2,000
 Insmed, Warrants                             5/31/00      26
 Myogen                                       9/29/04      650
 Myogen, Warrants                             9/29/04      3
 NeoRx, Conv. Pfd., Series B                  12/5/03      450
 NeoRx, Warrants                              12/5/03      -
 Seattle Genetics, Warrants                   7/8/03       -
 Theravance, Series D1                        8/28/00      2,380
 Totals                                                    25,509

 The fund has registration rights for certain held as of restricted securities September 30, 2004. Any costs related to such registration are borne by the issuer.

The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Health Sciences Fund
Unaudited
September 30, 2004
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Health Sciences Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term capital appreciation.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Purchased and written options are valued at the mean of the closing bid and asked prices. Options on futures contracts are valued at the last sale price.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Options The fund may invest in call and put options that give the holder the right to purchase or sell, respectively, a security and/or currency at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in security and/or currency values. Options are reflected in the accompanying Portfolio of Investments at market value.


NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2004, the cost of investments for federal income tax purposes was $1,032,707,000. Net unrealized gain aggregated $210,309,000 at period-end, of which $301,677,000 related to appreciated investments and $91,368,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public.




Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.





Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.




                                 SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Health Sciences Fund, Inc.


By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     November 19, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     November 19, 2004



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     November 19, 2004